Schedule of Operating Lease and Finance Lease Costs (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease cost
Finance Lease Cost:
Amortization of assets	82,156	82,157	328,627	126,343
Interest on liabilities	34,514	41,764	156,320	66,454
Total lease cost	$ 116,670	$ 123,921	$ 484,947	$ 192,797